Net finance expense	6 Months Ended
Jun. 30, 2024
Net finance expense
Net finance expense

6.     Net finance expense

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	$'m	$'m	$'m	$'m
Senior Secured Green and Senior Green Notes	33	33	66	66
Net pension interest costs	1	1	2	2
Lease interest cost*	6	5	12	10
(Gains)/losses on derivative financial instruments	—	(1)	—	3
Foreign currency translation losses	—	2	1	4
Other net finance expense*	11	9	22	14
Net finance expense before exceptional items	51	49	103	99
Exceptional net finance income (note 5)	—	(26)	(17)	(53)
Net finance expense	51	23	86	46

*Prior period lease interest cost and other net finance expense which had previously been aggregated have been represented to conform with current year presentation.